Note 18 - Fair Value Disclosure Measurements - Assets Measured on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Impaired loans	$ 8,087	$ 13,070
Fair Value, Nonrecurring [Member]
Impaired loans	4,111	5,166
Other real estate owned	6,992
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans	0	0
Other real estate owned	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans	0	0
Other real estate owned	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans	4,111	$ 5,166
Other real estate owned	$ 6,992